CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 172,957	$ 234,539
Short-term bank deposits	86,829	3,713
Marketable securities	15,246
Trade receivables	33,330	20,410
Prepaid expenses and other current assets	4,804	3,293
Total current assets	313,166	261,955
LONG-TERM ASSETS:
Property and equipment, net	4,760	3,584
Intangible assets, net	14,035	18,558
Goodwill	35,145	35,145
Marketable securities	20,443
Severance pay fund	3,332	3,230
Prepaid expenses and other long-term assets	1,761	1,954
Deferred tax assets	10,389	9,998
Total long-term assets	89,865	72,469
TOTAL ASSETS	403,031	334,424
CURRENT LIABILITIES:
Trade payables	2,699	2,530
Employees and payroll accruals	18,470	15,860
Accrued expenses and other current liabilities	6,876	9,366
Deferred revenues	50,111	37,104
Total current liabilities	78,156	64,860
LONG-TERM LIABILITIES:
Deferred revenues	23,395	17,285
Other long-term liabilities	229	188
Accrued severance pay	5,035	4,667
Deferred tax liabilities		754
Total long-term liabilities	28,659	22,894
TOTAL LIABILITIES	106,815	87,754
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 250,000,000 shares at December 31, 2015 and 2016; Issued and outstanding: 33,289,839 shares and 34,250,590 shares at December 31, 2015 and 2016, respectively;	88	86
Additional paid-in capital	221,609	200,107
Accumulated other comprehensive loss	(175)	(93)
Retained earnings	74,694	46,570
Total shareholders' equity	296,216	246,670
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 403,031	$ 334,424